RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF RELATED PARTY TRANSACTIONS
Seamless Group Inc [Member]
SCHEDULE OF RELATED PARTY TRANSACTIONS
	Years ended December 31,
	2023	2022
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	2,551,184	-
Support and maintenance costs	919,654	919,404

SCHEDULE OF RELATED PARTY BALANCES
	December 31,
	2023	2022
	US$	US$
Amounts due from related parties
PT Walletku Indompet Indonesia		-
Sino Dynamic Solutions Limited	7,148,208	4,382,762
Others	139,168	100,466
	7,287,376	4,483,228

Amounts due to related parties
Regal Planet Limited	48,654,398	49,079,276
Sino Dynamic Solutions Limited	4,130,912	1,245,564
Mr. Alexander Kong	114,374	114,508
Ripple Lab Inc.	32,584,911	32,310,978
Others	1,003,924	1,006,991
	86,488,519	83,757,317